Loans (Tables)	12 Months Ended
Dec. 31, 2010
Details of the Loan Portfolio

The following table summarizes the details of the loan portfolio at December 31:

	2009		2010
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	54,479,473	(Won)	59,610,344
Other commercial		34,770,389		34,601,192
Lease financing		1,559,652		1,578,151
Consumer:
Mortgage and home equity		40,022,157		44,646,443
Credit cards		15,116,757		17,479,346
Other consumer		23,306,609		22,041,860

Total loans, gross		169,255,037		179,957,336
Deferred loan origination costs (fees)		(23,497)		27,929

		169,231,540		179,985,265
Less: Allowance for loan losses		(3,637,994)		(3,395,864)

Total loans, net	(Won)	165,593,546	(Won)	176,589,401

Loans Acquired in Connection with LG Card Acquisition for which it was Probable at Acquisition that all Contractually Required Payments would not be Collected

The loans acquired during 2007 in connection with LG Card acquisition for which it was probable at acquisition that all contractually required payments would not be collected are as follows:

	2007
	(in millions of Won)

Contractually required payments receivable at acquisition	(Won)	619,928
Cash flows expected to be collected at acquisition		323,069
Fair value of acquired receivables at acquisition		220,538

Changes in the Accretable Yield

The changes in the accretable yield for 2009 and 2010 are as follows:

	2009		2010
	(in millions of Won)

Balance at beginning of year	(Won)	71,210	(Won)	46,122
Purchases		—		—
Accretion of accretable yield		(52,424)		(21,146)
Increase to expected cash flows		27,336		(1,999)

Balance at end of year	(Won)	46,122	(Won)	22,977

Impaired Loans

Impaired loans are those on which the Group believes it is probable that it will not be able to collect all amounts due according to the contractual terms of the loans. The following table sets forth information about the Group’s impaired loans by portfolio at December 31:

	2010
	Impaired loans
	Impaired loans with an allowance		Impaired loans without an allowance		Allowance for impaired loans		Average balance for impaired loans		Interest income from impaired loans
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	1,399,375	(Won)	38,269	(Won)	741,304	(Won)	1,323,512	(Won)	52,611
Other commercial		997,634		11,233		494,183		864,487		15,830
Lease financing		11,161		1,234		9,771		12,395		—

	(Won)	2,408,170	(Won)	50,736	(Won)	1,245,258	(Won)	2,200,394	(Won)	68,441

	2008		2009
	(in millions of Won)
Impaired loans with an allowance	(Won)	1,953,024	(Won)	2,111,904
Impaired loans without an allowance		224,570		213,763

Total impaired loans	(Won)	2,177,594	(Won)	2,325,667

Allowance for impaired loans	(Won)	1,181,446	(Won)	1,350,209
Average balance of impaired loans during the year		1,910,041		2,117,768
Interest income recognized on impaired loans		79,251		48,223

Loan Aging Schedule (Excluding Accrued Interest) for all Loans by Portfolio

The following table shows the aging schedule (excluding accrued interest) for all loans by portfolio at December 31:

	2010
	Current		Past due up to 3 Months		Past due 3-6 Months		Past due more than 6 Months		Total Amount
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	58,870,975	(Won)	365,186	(Won)	154,889	(Won)	219,294	(Won)	59,610,344
Other commercial		34,062,816		99,789		184,567		254,020		34,601,192
Lease financing		1,532,604		38,234		4,730		2,583		1,578,151

	(Won)	94,466,395	(Won)	503,209	(Won)	344,186	(Won)	475,897	(Won)	95,789,687

Consumer:
Mortgages and home equity	(Won)	44,536,723	(Won)	82,250	(Won)	17,252	(Won)	10,218	(Won)	44,646,443
Other consumer		21,868,538		134,503		29,083		9,736		22,041,860
Credit cards		16,853,336		511,724		114,209		77		17,479,346

	(Won)	83,258,597	(Won)	728,477	(Won)	160,544	(Won)	20,031	(Won)	84,167,649

	(Won)	177,724,992	(Won)	1,231,686	(Won)	504,730	(Won)	495,928	(Won)	179,957,336

Credit Quality using Different Credit Factors

The following table shows the amount of loans which are classified based on the Group’s credit quality indicators at December 31, 2010:

	2010
	Strong & Good		Satisfactory		Overdue		Impaired		Total Amount
	(in millions of Won)
Commercial
Commercial and industrial	(Won)	33,837,447	(Won)	23,936,164	(Won)	399,090	(Won)	1,437,643	(Won)	59,610,344
Other commercial		21,707,680		11,805,611		79,033		1,008,868		34,601,192
Lease financing		933,416		604,045		28,295		12,395		1,578,151

	(Won)	56,478,543	(Won)	36,345,820	(Won)	506,418	(Won)	2,458,906	(Won)	95,789,687

Consumer
Mortgages and home equity	(Won)	43,429,773	(Won)	952,695	(Won)	219,789	(Won)	44,186	(Won)	44,646,443
Other consumer		20,078,897		1,679,390		173,308		110,265		22,041,860
Credit cards		15,009,060		1,576,657		436,408		457,221		17,479,346

	(Won)	78,517,730	(Won)	4,208,742	(Won)	829,505	(Won)	611,672	(Won)	84,167,649

	(Won)	134,996,273	(Won)	40,554,562	(Won)	1,335,923	(Won)	3,070,578	(Won)	179,957,336

Loans on Nonaccrual Status and Accruing Loans which are Past Due One Day or More by Loan Portfolio

The following table summarizes the amount of loans on nonaccrual status and accruing loans which are past due one day or more by loan portfolio as of December 31, 2010:

	2010
	Nonaccrual loans		1 or more day past due and still accruing(1)
	(in millions of Won)
Commercial:
Commercial and industrial	(Won)	729,582	(Won)	9,787
Other commercial		532,388		5,988
Lease financing		45,547		—

	(Won)	1,307,517	(Won)	15,775

Consumer:
Mortgage and home equity	(Won)	90,285	(Won)	19,435
Credit cards		626,004		6
Other consumer		164,622		8,700

	(Won)	880,911	(Won)	28,141

	(Won)	2,188,428	(Won)	43,916

Note:

(1)	Commercial, consumer loans past due 90 days or more and still accruing amounted to (Won)1,559 million and (Won) 960 million, respectively.

Loans and Debt Securities Modified in Troubled Debt Restructuring

The following table presents loans and debt securities whose terms have been modified in troubled debt restructuring at December 31:

	2008		2009		2010
	(in millions of Won)

Loans	(Won)	747,183	(Won)	1,097,275	(Won)	1,275,284
Debt securities		34,710		28,552		—

	(Won)	781,893	(Won)	1,125,827	(Won)	1,275,284

Movements in the Allowance for Credit Losses

The following table sets forth the movements in the allowance for credit losses for the years ended December 31:

	Allowance for Loan Losses						Allowance for Off-balance Sheet Credit(1)
	2008		2009		2010		2008		2009		2010
	(in millions of Won)
Balance at beginning of year	(Won)	2,099,122	(Won)	3,200,633	(Won)	3,637,994	(Won)	221,558	(Won)	339,384	(Won)	789,810
Provision for loan losses		1,318,772		1,750,738		943,044		—		—		—
Provision for off-balance sheet credit		—		—		—		117,826		450,426		(270,052)
Charge-offs		(916,644)		(1,891,127)		(1,627,488)		—		—		—
Recoveries		699,383		577,750		442,314		—		—		—

Balance at end of year	(Won)	3,200,633	(Won)	3,637,994	(Won)	3,395,864	(Won)	339,384	(Won)	789,810	(Won)	519,758

Note:

(1)	The allowance for off-balance sheet credit is included in other liabilities.

Investment in Direct Financing Leases as Included in the Respective Loan Balances

The following table sets forth the details of the investment in direct financing leases at December 31, as included in the respective loan balances:

	2009		2010
	(in millions of Won)
Gross lease payments receivable	(Won)	1,734,996	(Won)	1,713,416
Estimated unguaranteed residual values		8,522		20,325
Unearned income		(183,866)		(155,590)

		1,559,652		1,578,151

Less: Deferred loan origination fee		(523)		(77)
Allowance for loan losses		(12,866)		(25,989)

	(Won)	1,546,263	(Won)	1,552,085

Scheduled Maturities of Gross Lease Payments Receivable

The following table sets forth the scheduled maturities of gross lease payments receivable at December 31, 2010:

Years ending	(in millions of Won)
2011	(Won)	715,423
2012		537,894
2013		333,661
2014		52,106
2015		20,476
Thereafter		53,856

	(Won)	1,713,416